Supplemental Information - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplemental Information [Line Items]
Operating expense	$ 1,067,871	$ 926,171
General and administrative expense	112,387	90,072
Depreciation and Amortization and Impairment of Property, Plant and Equipment [Member]
Supplemental Information [Line Items]
Operating expense	358,400	364,200
General and administrative expense	$ 7,200	$ 13,500